Intangible Assets (Details Narrative) - USD ($)		1 Months Ended
	Jul. 29, 2021	Feb. 28, 2017	Oct. 31, 2016
Subsequent Event [Member]
Entity Listings [Line Items]
Civil penalty amount	$ 10,000
Provisional Grow License [Member] | Investor [Member]
Entity Listings [Line Items]
Payment for business acquisition		$ 350,000
Red Earth LLC [Member] | Provisional Grow License [Member] | Asset Purchase and Sale Agreement [Member]
Entity Listings [Line Items]
Agreement amount received from seller			$ 300,000
Payment for deposit			$ 25,000